Financial Instruments - Summary of Monetary Assets and Liabilities Denominated in Foreign Currency (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
In US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 3,817,240,870	$ 3,181,875,135
Financial assets	1,125,128,279	1,577,569,349
In Guarani [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,816,895,658	2,328,388,863
Financial assets	903,635,402	487,476,775
In Euros [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	347,533,959	299,110,017
Financial assets	1,091,046	9,381,578
In Reales [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	24,610	21,391
Financial assets	$ 89,320	$ 89,495